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C000099770
Account Value [Line Items]
Line Graph and Table Measure Name																								Class A
Accumulated Value	$ 9,425		$ 9,413		$ 9,425		$ 9,882		$ 9,886		$ 9,973		$ 10,209		$ 10,367		$ 10,469		$ 10,512		$ 10,162		$ 9,898			$ 10,357		$ 10,504		$ 10,582		$ 10,664		$ 10,656		$ 11,029		$ 10,681		$ 11,144		$ 11,078		$ 11,058		$ 10,840		$ 11,144		$ 11,219		$ 11,440		$ 10,857		$ 10,766		$ 10,979		$ 10,486		$ 10,632		$ 10,970		$ 10,991		$ 11,196		$ 10,573		$ 10,803		$ 10,027		$ 10,958		$ 11,164		$ 11,360		$ 11,948		$ 11,330	$ 11,727	$ 12,085	$ 11,850	$ 11,776	$ 12,051	$ 12,433	$ 12,641	$ 12,705	$ 12,058	$ 10,695	$ 12,023	$ 12,783	$ 12,989	$ 13,734	$ 14,670	$ 13,847	$ 14,072	$ 15,361	$ 15,920	$ 15,729	$ 16,689	$ 16,802	$ 17,944	$ 17,905	$ 18,385	$ 18,684	$ 19,454	$ 18,302	$ 18,547	$ 17,292	$ 17,568	$ 16,118	$ 15,181	$ 15,154	$ 12,921	$ 12,974	$ 11,973	$ 12,360	$ 11,920	$ 10,571	$ 10,629	$ 11,285	$ 10,590	$ 12,019	$ 11,617	$ 12,406	$ 12,750	$ 13,115	$ 13,571	$ 14,195	$ 13,862	$ 13,422	$ 13,263	$ 14,275	$ 14,926	$ 15,445	$ 16,276	$ 16,679	$ 16,059	$ 16,991	$ 17,711	$ 17,213	$ 17,859	$ 18,701	$ 18,929	$ 20,200	$ 20,131	$ 22,042	$ 21,169	$ 19,104	$ 19,443	$ 21,467	$ 23,048	$ 23,747	$ 23,982	$ 24,916	$ 25,404	$ 23,831	$ 23,558
C000237496
Account Value [Line Items]
Line Graph and Table Measure Name																								Class S
Accumulated Value		$ 9,679		$ 8,585		$ 8,630		$ 9,169		$ 8,604		$ 9,769		$ 9,443		$ 10,087		$ 10,366		$ 10,667		$ 11,039			$ 11,552		$ 11,281		$ 10,926		$ 10,797		$ 11,628		$ 12,158		$ 12,584		$ 13,261		$ 13,595		$ 13,094		$ 13,854		$ 14,447		$ 14,042		$ 14,572		$ 15,261		$ 15,449		$ 16,489		$ 16,439		$ 18,005		$ 17,291		$ 15,612		$ 15,888		$ 17,547		$ 18,847		$ 19,426		$ 19,621		$ 20,388		$ 20,797		$ 19,510		$ 19,293
C000099773
Account Value [Line Items]
Line Graph and Table Measure Name																								Institutional Class
Accumulated Value	1,000,000		999,183		1,000,817		1,049,555		1,050,374		1,059,387		1,084,786		1,101,582		1,113,052		1,117,968		1,080,689		1,052,832			1,102,247		1,118,055		1,126,599		1,135,144		1,134,717		1,174,449		1,137,707		1,187,693		1,180,857		1,178,721		1,156,078		1,188,120		1,196,812		1,220,296		1,158,542		1,149,005		1,171,706		1,119,756		1,135,472		1,172,142		1,174,325		1,196,589		1,130,233		1,155,117		1,072,283		1,172,042		1,194,040		1,215,527		1,278,452		1,212,969	1,255,431	1,294,311	1,269,243	1,261,058	1,291,242	1,332,680	1,355,273	1,361,944	1,292,667	1,146,927	1,289,588	1,371,694	1,394,274	1,474,328	1,574,908	1,487,157	1,511,276	1,650,344	1,710,384	1,690,371	1,794,030	1,806,346	1,929,506	1,925,914	1,978,257	2,010,587	2,093,720	1,970,047	1,996,218	1,861,768	1,892,032	1,735,611	1,635,213	1,632,994	1,392,815	1,398,362	1,291,308	1,332,909	1,285,761	1,140,433	1,146,535	1,218,089	1,142,991	1,297,794	1,254,516	1,339,963	1,377,138	1,417,087	1,466,469	1,534,715	1,498,650	1,452,043	1,434,842	1,544,703	1,615,169	1,672,318	1,762,204	1,806,592	1,739,455	1,840,992	1,919,226	1,865,406	1,936,427	2,027,977	2,052,390	2,191,103	2,184,445	2,392,513	2,297,634	2,074,030	2,111,204	2,331,605	2,503,453	2,581,173	2,607,080	2,709,843	2,763,384	2,592,399	2,564,409
DWS Index: Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
DWS Index: Russell 3000® Index
Account Value [Line Items]
Accumulated Value		9,627		8,734		9,450		9,944		9,361		10,006		9,772		10,034		10,140		10,180		10,875			11,265		11,047		10,521		10,242		11,197		11,791		11,922		12,567		12,973		12,402		12,988		13,390		13,639		13,936		14,224		14,120		15,059		14,599		15,059		14,771		13,909		13,816		14,692		15,438		15,778		16,143		16,700		17,058		17,105		17,102
DWS Index: Russell 3000® Index
Account Value [Line Items]
Accumulated Value	1,000,000		943,575		943,271		1,009,683		1,015,941		1,034,117		1,036,243		1,077,368		1,080,116		1,081,814		1,058,408		1,105,774			1,127,351		1,148,570		1,191,287		1,192,097		1,204,733		1,217,062		1,228,045		1,251,200		1,253,611		1,284,184		1,312,208		1,352,053		1,365,567		1,437,547		1,384,560		1,356,766		1,361,923		1,400,371		1,409,529		1,456,305		1,507,447		1,509,942		1,398,761		1,426,776		1,293,987		1,405,055		1,454,470		1,475,708		1,534,636		1,435,327	1,536,140	1,558,975	1,527,195	1,553,999	1,587,452	1,647,794	1,695,372	1,693,520	1,554,866	1,341,044	1,518,652	1,599,867	1,636,443	1,729,366	1,854,649	1,787,119	1,748,547	1,961,263	2,049,496	2,040,380	2,104,157	2,179,576	2,291,931	2,302,394	2,359,169	2,399,064	2,467,480	2,356,769	2,516,144	2,477,845	2,575,419	2,423,891	2,362,835	2,439,476	2,220,552	2,217,575	2,032,056	2,222,699	2,139,749	1,941,332	2,100,533	2,210,173	2,080,760	2,224,068	2,172,085	2,230,165	2,253,926	2,262,696	2,417,205	2,503,854	2,455,520	2,338,553	2,276,561	2,488,846	2,620,859	2,649,905	2,793,346	2,883,452	2,756,575	2,886,815	2,976,183	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,259	3,283,112	3,091,606	3,070,864	3,265,514	3,431,411	3,506,980	3,588,138	3,711,970	3,791,525	3,801,938	3,801,164
DWS Index: Russell 3000® Growth Index
Account Value [Line Items]
Accumulated Value	10,000		9,403		9,394		10,034		9,956		10,154		10,114		10,605		10,565		10,612		10,332		10,607			10,739		11,087		11,533		11,667		11,930		12,209		12,209		12,517		12,727		12,933		13,411		13,816		13,917		14,868		14,476		14,123		14,170		14,812		14,953		15,377		16,227		16,281		14,778		14,941		13,622		14,872		15,436		15,826		16,524		15,467	16,538	16,897	16,728	16,721	17,193	17,971	18,505	18,879	17,588	15,757	18,089	19,332	20,168	21,670	23,852	22,761	22,041	24,393	25,585	25,489	25,541	25,890	27,570	27,162	28,837	29,651	30,723	29,037	31,478	31,563	32,199	29,345	28,175	29,220	25,688	25,097	23,134	25,900	24,750	22,355	23,711	24,748	22,872	24,801	24,509	26,040	26,265	27,394	29,288	30,295	29,955	28,309	27,818	30,827	32,298	33,013	35,285	35,923	34,340	36,386	38,724	38,233	38,971	40,048	39,897	42,590	42,781	43,649	42,019	38,504	39,171	42,585	45,262	46,932	47,549	49,976	51,703	50,836	50,545
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		9,402		9,332		9,965		10,123		10,180		10,066		10,491		10,499		10,555		10,351		10,500			10,751		11,011		11,316		11,437		11,606		11,851		11,897		12,182		12,199		12,473		12,708		12,984		13,159		13,854		13,280		12,991		13,140		13,222		13,216		13,629		13,797		13,874		12,856		13,002		12,013		12,948		13,337		13,512		13,991		13,184	14,053	14,122	13,833	14,128	14,487	14,891	15,337	15,244	13,955	12,108	13,431	14,080	14,452	15,144	16,156	15,598	15,120	17,053	17,776	17,599	18,050	18,651	19,519	19,800	20,095	20,455	20,964	20,094	21,232	20,767	21,654	20,508	19,990	20,538	18,832	18,846	17,214	18,581	17,804	16,149	17,308	18,512	17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,086	20,582	19,694	19,123	20,915	21,942	22,206	23,147	23,891	23,003	24,031	24,520	24,952	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Communication Services Index
Account Value [Line Items]
Accumulated Value	10,000		10,033		10,149		10,685		10,672		10,703		11,006		11,107		10,774		10,733		10,244		9,972			10,566		10,626		10,622		10,681		10,533		10,918		10,590		11,082		10,888		10,991		10,654		11,047		11,181		11,338		10,680		10,527		10,742		10,159		10,222		10,569		10,564		10,791		10,403		10,815		10,060		10,920		11,012		11,220		11,839		11,272	11,718	12,036	11,858	11,877	12,206	12,570	12,816	12,839	12,007	10,577	11,860	12,503	12,589	13,371	14,411	13,635	13,785	15,199	15,761	15,586	16,542	16,837	17,998	17,964	18,388	18,744	19,478	18,337	18,575	17,682	18,023	16,929	16,015	16,135	13,900	14,074	13,005	13,418	12,834	11,318	11,444	12,141	11,367	12,850	12,312	13,419	13,838	14,325	14,713	15,634	15,397	14,934	14,627	15,794	16,546	17,249	18,035	18,684	18,229	19,392	20,190	19,562	19,912	20,759	21,038	21,661	22,145	24,090	22,859	21,162	21,587	23,518	25,195	25,588	26,652	27,904	28,381	29,572	29,239
DWS Index: Russell 3000® Growth Index
Account Value [Line Items]
Accumulated Value		9,556		8,631		9,155		9,555		8,831		9,576		9,463		10,054		10,141		10,577		11,308			11,697		11,566		10,930		10,741		11,902		12,470		12,746		13,624		13,870		13,259		14,049		14,951		14,762		15,047		15,463		15,404		16,444		16,518		16,853		16,224		14,867		15,124		16,442		17,476		18,121		18,359		19,296		19,963		19,628		19,516
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value		9,582		8,691		9,315		9,963		9,540		10,215		9,969		10,277		10,458		10,353		10,979			11,348		11,077		10,599		10,292		11,257		11,809		11,951		12,458		12,858		12,380		12,933		13,196		13,429		13,784		14,036		13,758		14,389		14,014		14,509		14,404		13,763		13,885		14,707		15,342		15,539		15,945		16,457		16,787		16,834		16,970
DWS Index: MSCI World Communication Services Index
Account Value [Line Items]
Accumulated Value		$ 9,565		$ 8,436		$ 8,529		$ 9,048		$ 8,472		$ 9,577		$ 9,176		$ 10,001		$ 10,313		$ 10,677		$ 10,965			$ 11,652		$ 11,475		$ 11,130		$ 10,901		$ 11,771		$ 12,331		$ 12,856		$ 13,442		$ 13,925		$ 13,586		$ 14,452		$ 15,048		$ 14,580		$ 14,840		$ 15,472		$ 15,679		$ 16,144		$ 16,505		$ 17,954		$ 17,037		$ 15,772		$ 16,089		$ 17,528		$ 18,777		$ 19,070		$ 19,864		$ 20,796		$ 21,152		$ 22,040		$ 21,792
DWS Index: Russell 3000® Growth Index
Account Value [Line Items]
Accumulated Value	1,000,000		940,257		939,416		1,003,371		995,567		1,015,443		1,011,395		1,060,502		1,056,470		1,061,190		1,033,153		1,060,708			1,073,938		1,108,676		1,153,297		1,166,655		1,192,950		1,220,887		1,220,942		1,251,652		1,272,699		1,293,307		1,341,053		1,381,621		1,391,686		1,486,808		1,447,576		1,412,327		1,416,982		1,481,211		1,495,271		1,537,735		1,622,717		1,628,097		1,477,821		1,494,074		1,362,197		1,487,182		1,543,560		1,582,592		1,652,398		1,546,701	1,653,840	1,689,741	1,672,813	1,672,094	1,719,257	1,797,125	1,850,494	1,887,861	1,758,810	1,575,665	1,808,890	1,933,159	2,016,750	2,166,956	2,385,205	2,276,088	2,204,099	2,439,273	2,558,532	2,548,860	2,554,082	2,589,039	2,756,986	2,716,187	2,883,667	2,965,094	3,072,327	2,903,696	3,147,755	3,156,259	3,219,883	2,934,450	2,817,452	2,921,965	2,568,782	2,509,703	2,313,415	2,589,975	2,474,989	2,235,471	2,371,098	2,474,781	2,287,211	2,480,149	2,450,850	2,604,018	2,626,463	2,739,430	2,928,813	3,029,462	2,995,476	2,830,856	2,781,764	3,082,689	3,229,762	3,301,261	3,528,485	3,592,339	3,434,004	3,638,582	3,872,382	3,823,315	3,897,085	4,004,752	3,989,659	4,258,971	4,278,059	4,364,923	4,201,908	3,850,436	3,917,147	4,258,549	4,526,246	4,693,188	4,754,934	4,997,573	5,170,264	5,083,563	5,054,538
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	1,000,000		940,176		933,179		996,504		1,012,272		1,017,958		1,006,551		1,049,076		1,049,948		1,055,525		1,035,098		1,049,982			1,075,106		1,101,054		1,131,601		1,143,655		1,160,589		1,185,141		1,189,701		1,218,173		1,219,888		1,247,267		1,270,838		1,298,374		1,315,933		1,385,415		1,328,021		1,299,075		1,314,003		1,322,237		1,321,606		1,362,884		1,379,747		1,387,430		1,285,554		1,300,158		1,201,297		1,294,765		1,333,698		1,351,215		1,399,128		1,318,397	1,405,273	1,412,234	1,383,347	1,412,786	1,448,738	1,489,086	1,533,696	1,524,361	1,395,514	1,210,828	1,343,104	1,407,987	1,445,230	1,514,372	1,615,554	1,559,819	1,511,972	1,705,295	1,777,594	1,759,927	1,805,024	1,865,081	1,951,882	1,980,000	2,009,512	2,045,508	2,096,417	2,009,373	2,123,185	2,076,660	2,165,417	2,050,843	1,998,975	2,053,834	1,883,215	1,884,641	1,721,390	1,858,062	1,780,381	1,614,877	1,730,846	1,851,192	1,772,577	1,897,998	1,852,373	1,909,611	1,943,086	1,923,687	2,040,027	2,108,557	2,058,193	1,969,406	1,912,262	2,091,541	2,194,224	2,220,556	2,314,702	2,389,085	2,300,343	2,403,058	2,451,955	2,495,164	2,561,112	2,608,016	2,556,281	2,673,580	2,603,905	2,695,793	2,676,391	2,557,237	2,579,963	2,732,676	2,850,599	2,887,294	2,962,610	3,057,846	3,119,080	3,127,891	3,153,175
DWS Index: MSCI World Communication Services Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,003,282		$ 1,014,903		$ 1,068,546		$ 1,067,196		$ 1,070,315		$ 1,100,618		$ 1,110,671		$ 1,077,438		$ 1,073,278		$ 1,024,374		$ 997,243			$ 1,056,602		$ 1,062,644		$ 1,062,197		$ 1,068,110		$ 1,053,349		$ 1,091,831		$ 1,058,964		$ 1,108,214		$ 1,088,779		$ 1,099,076		$ 1,065,400		$ 1,104,684		$ 1,118,067		$ 1,133,790		$ 1,067,987		$ 1,052,681		$ 1,074,155		$ 1,015,945		$ 1,022,160		$ 1,056,942		$ 1,056,416		$ 1,079,136		$ 1,040,327		$ 1,081,513		$ 1,006,014		$ 1,091,971		$ 1,101,159		$ 1,122,012		$ 1,183,869		$ 1,127,174	$ 1,171,793	$ 1,203,586	$ 1,185,826	$ 1,187,672	$ 1,220,583	$ 1,256,950	$ 1,281,553	$ 1,283,851	$ 1,200,704	$ 1,057,731	$ 1,185,985	$ 1,250,331	$ 1,258,928	$ 1,337,096	$ 1,441,068	$ 1,363,506	$ 1,378,482	$ 1,519,855	$ 1,576,069	$ 1,558,612	$ 1,654,231	$ 1,683,672	$ 1,799,816	$ 1,796,394	$ 1,838,829	$ 1,874,431	$ 1,947,751	$ 1,833,679	$ 1,857,526	$ 1,768,197	$ 1,802,273	$ 1,692,853	$ 1,601,452	$ 1,613,509	$ 1,390,042	$ 1,407,358	$ 1,300,535	$ 1,341,756	$ 1,283,426	$ 1,131,839	$ 1,144,419	$ 1,214,068	$ 1,136,748	$ 1,285,046	$ 1,231,230	$ 1,341,936	$ 1,383,806	$ 1,432,538	$ 1,471,301	$ 1,563,363	$ 1,539,693	$ 1,493,402	$ 1,462,713	$ 1,579,422	$ 1,654,569	$ 1,724,897	$ 1,803,541	$ 1,868,424	$ 1,822,941	$ 1,939,159	$ 2,019,032	$ 1,956,240	$ 1,991,218	$ 2,075,932	$ 2,103,783	$ 2,166,096	$ 2,214,503	$ 2,408,996	$ 2,285,922	$ 2,116,241	$ 2,158,684	$ 2,351,807	$ 2,519,463	$ 2,558,773	$ 2,665,212	$ 2,790,364	$ 2,838,071	$ 2,957,200	$ 2,923,899